Finance costs - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Profit or loss [abstract]
Bank term loans	¥ 43,728	$ 6,317	¥ 57,956	¥ 59,672
Bills and other discounting	10,003	1,445	14,369	33,946
Bank charges	6,018	869	3,943	4,588
Interest on lease liabilities	2,016	291	1,714	1,969
Finance costs	¥ 61,765	$ 8,922	¥ 77,982	¥ 100,175